Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 6:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2022	2021

Accrued expenses	$1,246	$1,787
Employees and payroll accruals	1,167	1,879
IIA deferred grants	-	269
Other liabilities	16	5

	$2,429	$3,940